EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) jointVenture	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments
Carrying value of joint ventures	$ 20,479	$ 19,438
Carrying value of associates	328	281
Investments in joint ventures and associates	20,807	19,719	$ 20,764
Joint ventures categorized as other threshold	212
Other
Investments
Carrying value of associates	$ 328	$ 281
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	13.00%	16.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	31.00%	31.00%
Canary Wharf Joint Venture
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 3,529	$ 3,440
Manhattan West, New York
Investments
Proportion of ownership interests/voting rights held by the partnership	56.00%	56.00%
Carrying value of joint ventures	$ 2,396	$ 2,122
Ala Moana Center, Hawaii
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 1,939	$ 1,862
BPYU JV Pool A
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 1,810	$ 1,723
BPYU JV Pool B
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 1,140	$ 1,121
Fashion Show, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 856	$ 835
BPYU JV Pool C
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 679	$ 692
Grace Building
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 702	$ 676
BPYU JV Pool D
Investments
Proportion of ownership interests/voting rights held by the partnership	48.00%	48.00%
Carrying value of joint ventures	$ 612	$ 548
Southern Cross East, Melbourne
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 472	$ 433
The Grand Canal Shoppes, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 455	$ 416
One Liberty Plaza, New York
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 402	$ 382
680 George Street, Sydney
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 389	$ 375
Brookfield Place Sydney
Investments
Proportion of ownership interests/voting rights held by the partnership	25.00%	0.00%
Carrying value of joint ventures	$ 376	$ 0
The Mall in Columbia, Maryland
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 315	$ 298
Shops at La Cantera, Texas
Investments
Proportion of ownership interests/voting rights held by the partnership	50.00%	50.00%
Carrying value of joint ventures	$ 270	$ 249
BPYU JV Pool G
Investments
Proportion of ownership interests/voting rights held by the partnership	68.00%	68.00%
Carrying value of joint ventures	$ 263	$ 251
Potsdamer Platz, Berlin
Investments
Proportion of ownership interests/voting rights held by the partnership	25.00%	25.00%
Carrying value of joint ventures	$ 261	$ 255
Baybrook Mall, Texas
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 254	$ 251
Brookfield Brazil Retail Fundo de Investimento em Participações (“Brazil Retail”)
Investments
Proportion of ownership interests/voting rights held by the partnership	43.00%	46.00%
Carrying value of joint ventures	$ 228	$ 251
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 225	$ 257
BPYU JV Pool F
Investments
Proportion of ownership interests/voting rights held by the partnership	51.00%	51.00%
Carrying value of joint ventures	$ 223	$ 253
Miami Design District, Florida
Investments
Proportion of ownership interests/voting rights held by the partnership	22.00%	22.00%
Carrying value of joint ventures	$ 212	$ 238
Other
Investments
Carrying value of joint ventures	$ 2,471	$ 2,510
Number of joint ventures | jointVenture	36
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership	15.00%	14.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership	55.00%	55.00%